Financial Liabilities - Summary of Long-term Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Woori bank [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, maturity period	3 Years
Long-term borrowings, annual interest rate	2.75%
Korea development bank and others [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, maturity period	91 days
Long-term borrowings, annual interest rate adjustment	0.64%
Korea development bank and others [member] | Won [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	2.43%
Korea development bank and others [member] | Won [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	3.25%
The Export-Import Bank of Korea [member] | Foreign currencies [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	0.75%
The Export-Import Bank of Korea [member] | Foreign currencies [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	1.70%
China Construction Bank [member] | Foreign currencies [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	0.80%
Long-term borrowings, annual interest rate	0.90%
China Construction Bank [member] | Foreign currencies [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	2.00%
Long-term borrowings, annual interest rate	1.05%